Annual Fund Operating Expenses (Vanguard Admiral Treasury Money Market Fund - Investor Shares, Vanguard Admiral Treasury Money Market Fund)	12 Months Ended
	Aug. 31, 2011
Vanguard Admiral Treasury Money Market Fund - Investor Shares | Vanguard Admiral Treasury Money Market Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%	[1],[2]

[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.
[2]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund|s daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund|s Board may terminate the temporary expense limitation at any time.